Other Income (Expenses), Net - Schedule of Other Income (Expenses) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Component Of Other Income And Expense [Line Items]
(Loss) gain resulting from remeasurement of contingent liability	$ (1,906)		$ (1,760)		$ (1,630)
Gain (loss) on sale of investments	2,166		(6)		(2,589)
Gain on forgiveness of fines and penalties	2,777	[1]	47	[1]
Gain on accounts payable with expired legal term	4,057	[1]	5,390	[1]	5,523	[1]
Gain from bargain purchase					7,515
Loss on remeasurement of equity interest (refer to Note 3(d))					(2,044)
Loss on currency operations	(3,933)		(6,078)		(6,408)
Other taxes			(6,081)		(5,743)
Dividends received	25,981		28		1,036
Other income (expenses), net	1,090		1,458		(4,191)
Total other income (expenses), net	$ 30,232	[1]	$ (7,002)	[1]	$ (8,531)	[1]

[1]	See Note 22